Share-based compensation - Movement of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Number of options
Balance - Beginning of period, Number of options | EquityInstruments	2,700,077	1,812,450
Granted, Number of options | EquityInstruments	3,163,100	1,202,400
Forfeited, Number of options | EquityInstruments	(516,354)	(314,773)
Expired | EquityInstruments	(117,454)
Balance - End of period, Number of options | EquityInstruments	5,229,369	2,700,077
Options exercisable - End of period, Number of options | EquityInstruments	1,260,721	735,050
Weighted average exercise price
Balance - Beginning of period, Weighted average exercise price | $ / shares	$ 9.64	$ 11.52
Granted, Weighted average exercise price | $ / shares	2.74	6.59
Forfeited, Weighted average exercise price | $ / shares	8.19	8.86
Expired, Weighted average exercise price | $ / shares	12.92
Balance - End of period, Weighted average exercise price | $ / shares	5.53	9.64
Options exercisable - End of period, Weighted average exercise price | $ / shares	$ 11.74	$ 14.18